Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

Property and equipment consist of the following (in thousands):

	December 31,
	2011	2010
Machinery and equipment	$4,402	$4,410
Furniture and fixtures	1,138	1,138
Lab equipment	2,138	2,150
Computer equipment and software	2,635	2,630
Leasehold improvements	1,839	1,839

Property and equipment	12,152	12,167
Less accumulated depreciation and amortization	(11,039)	(10,614)

Property and equipment, net	$1,113	$1,553

Depreciation expense was $445,000 and $606,000 for the years ended December 31, 2011 and 2010, respectively.